Stock-Based Awards - Schedule of Fair Value of Stock Options Weighted Average (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	May 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.62%	2.29%	2.24%	1.23%	1.51%
Expected term (in years)	6 years	6 years	5 years 11 months 16 days	5 years 4 months 17 days	6 years 3 months
Expected volatility	72.00%	77.00%	76.50%	74.60%	70.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%